Annual Report                                            [NEUBERGER BERMAN LOGO]
December 31, 2002


                                      Neuberger Berman
                                      Advisers
                                      Management
                                      Trust

--------------------------------------------------------------------------------

                                      Limited
                                      Maturity
                                      Bond
                                      Portfolio[RegTM]

B1011 02/03

Limited Maturity Bond Portfolio Managers' Commentary
----------------------------------------------------

For three straight years, high-quality bonds have been the oasis of choice for investors seeking shelter from equity market weakness. The bull market in bonds contributed to the strong performance of the AMT Limited Maturity Bond Portfolio in 2002. During the period, the fund modestly underperformed the Merrill Lynch 1-3 Year Treasury Index, but delivered positive returns and preserved capital--admirable achievements in the current economic and financial market environment.

With interest rates reaching their lowest levels in more than 40 years and the potential for war with Iraq looming, we continued to maintain a defensive posture, reducing the portfolio's average duration. Duration declined from 2.0 years at the end of 2001 to 1.6 years on December 31, 2002.

--------------------------------------------------------------------------------

Average Annual Total Return (1)
                                         Merrill Lynch
                    Limited Maturity          1-3 Year(2)
                      Bond Portfolio    Treasury Index
                  ------------------------------------
1 Year                         5.34%             5.76%
5 Year                         5.33%             6.40%
10 Year                        5.48%             6.04%
Life of Fund                   7.38%             7.78%
------------------------------------------------------
Inception Date           09/10/1994

Comparison of a $10,000 Investment

                                         Merrill Lynch
                    Limited Maturity          1-3 Year
                      Bond Portfolio    Treasury Index
                    ----------------------------------
             1992             10,000            10,000
             1993             10,663            10,541
             1994             10,646            10,601
             1995             11,810            11,767
             1996             12,319            12,353
             1997             13,149            13,175
             1998             13,727            14,097
             1999             13,930            14,529
             2000             14,875            15,690
             2001             16,181            16,993
             2002             17,045            17,971

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years, or since the Fund's inception, if it has not operated for 10 years. The results are compared with benchmarks, which may include a broad-based market index and or a narrower index. Please note that market indexes do not include expenses. All results include the reinvestment of dividends and capital gain distributions. Results represent past performance and do not indicate future results.

Our emphasis on high-quality securities helped us sidestep some of the past year's worst problems. We avoided the securities of Global Crossing and other high-profile bankruptcies. We used temporary downturns to selectively add strong credits within the corporate sector. At the end of the period, corporate securities accounted for 42% of the portfolio, up from a low of 27% in July. We allocated about 8% of the corporate holdings to a defensive posture in corporate floating-rate securities.

Given market fluctuations and accounting concerns, broad diversification also helped us to maintain our strong defensive posture. With 107 carefully selected securities, we constructed a higher-than-usual bulwark against event risk. We believe, however, that the corporate sector will perform better in the year ahead as companies strengthen their balance sheets, assuming the economy begins to recover. Our value-based strategy will continue to focus on issuers that have shown stable or improving fundamentals.

As relative values adjusted during the fiscal year, we profited by maintaining a flexible stance on U.S. Treasury securities. We increased our Treasury position from slightly over 3% of the portfolio at the close of calendar 2001, gradually raising it to 25% by August, and then pared it back to 13-15% in the fall. At year-end 2002, Treasuries were 20% of the portfolio.

As buyers migrated into high-quality sectors and issues, U.S. Government Agency securities exhibited strength. U.S. Agency securities

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

accounted for about 14% of the portfolio during the first quarter, but we reduced the position around mid-year before increasing it to 28% of the portfolio by December 31, 2002.

As interest rates fell across the board, we reaped substantial dividends in our mortgage-backed holdings, which began the fiscal year at 17% of the portfolio and reached a peak of almost 20% in February 2002. But as 30-year mortgage rates fell to levels last seen 40 years ago, we began trimming the position in anticipation of growing prepayments in the wake of record home sales and refinancing. Despite our constructive long-term outlook on mortgages, we profited by reducing mortgage-backed securities to 7% of the portfolio at year's end. Security selection and constant analysis drive our mortgage investments, and we believe those elements continue to make the difference between superior and poor performance in the coming year.

After three years of a strong bull market in bonds, we are cautious, but believe there are still significant values to be uncovered. We continue to favor corporate and other non-Treasury sectors, as we expect that the results of two years of monetary stimulus will begin to benefit the economy. We believe that an economic recovery may take hold in 2003.

Overall economic and geopolitical conditions dictate that we take our role as fiduciaries especially seriously. We have always believed that fixed-income investments should provide income, stability and safety of principal. We also believe that the current environment plays to our strengths. We are hopeful that our conservative management style will continue to position the Fund as a haven from equity volatility and much of the general market uncertainty.

Sincerely,


                                /s/ Ted Giuliano
                            /s/ Catherine Waterworth

                     TED GIULIANO AND CATHERINE WATERWORTH
                             PORTFOLIO CO-MANAGERS

1. Results are shown on a total return basis and include reinvestment of all dividends and capital gain distributions. Performance data quoted represent past performance, which is no guarantee of future results. Neuberger Berman Management Inc. ("NBMI") has agreed to absorb certain expenses of the AMT Portfolios. Without this arrangement, which is subject to change, the total returns of the Portfolios would be less. The performance information does not reflect fees and expenses charged under the variable insurance contracts.

2. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged total return market value index consisting of all coupon-bearing U.S. Treasury publicly placed debt securities with maturities between 1 to 3 years. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by NBMI and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described index.

The composition, industries and holdings of the Portfolio are subject to change.

The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of this Portfolio may be purchased only by life insurance companies to be used in their separate accounts which fund variable annuity and variable life insurance policies and by qualified pension and retirement plans.

(C) 2003 Neuberger Berman Management Inc., distributor. All rights reserved.

Schedule of Investments Limited Maturity Bond Portfolio
-------------------------------------------------------


Principal Amount                                                                     Rating[sec]       Market Value+
                                                                                    Moody's   S&P
U.S. Treasury Securities (20.0%)
 $ 8,650,000   U.S. Treasury Notes, 3.63%, due 3/31/04                              TSY       TSY      $  8,898,687
  15,010,000   U.S. Treasury Notes, 3.38%, due 4/30/04                              TSY       TSY        15,416,321
   9,000,000   U.S. Treasury Notes, 3.25%, due 5/31/04                              TSY       TSY         9,239,769
  24,000,000   U.S. Treasury Notes, 2.88%, due 6/30/04                              TSY       TSY        24,530,616
   3,145,000   U.S. Treasury Notes, 1.88%, due 9/30/04                              TSY       TSY         3,166,990
  13,000,000   U.S. Treasury Notes, 2.13%, due 10/31/04                             TSY       TSY        13,143,208
                                                                                                       ------------
               Total U.S. Treasury Securities (Cost $73,487,887)                                         74,395,591
                                                                                                       ------------
U.S. Government Agency Securities (27.6%)
  42,000,000   Fannie Mae, Notes, 3.50%, due 9/15/04                                AGY       AGY        43,298,640
   4,375,000   Fannie Mae, Notes, 4.23%, due 3/28/05                                AGY       AGY         4,406,084
  18,000,000   Federal Home Loan Bank, Notes, 3.75%, due 4/15/04                    AGY       AGY        18,530,118
   4,000,000   Federal Home Loan Bank, Notes, 4.13%, due 1/14/05                    AGY       AGY         4,181,648
  26,520,000   Federal Home Loan Bank, Notes, 3.25%, due 8/15/05                    AGY       AGY        27,320,904
   4,800,000   Freddie Mac, Notes, 4.25%, due 6/15/05                               AGY       AGY         5,053,498
                                                                                                       ------------
               Total U.S. Government Agency Securities (Cost $101,117,210)                              102,790,892
                                                                                                       ------------
Mortgage-Backed Securities (7.1%)
Fannie Mae
  22,383,571   Pass-Through Certificates, 6.50%, due 5/1/13-9/1/17                  AGY       AGY        23,669,905
     364,363   Pass-Through Certificates, 7.00%, due 5/1/04                         AGY       AGY           370,015
Freddie Mac
      13,445   Mortgage Participation Certificates, 10.00%, due 4/1/20              AGY       AGY            15,400
   2,410,027   Pass-Through Certificates, 5.00%, due 2/1/07                         AGY       AGY         2,509,182
                                                                                                       ------------
               Total Mortgage-Backed Securities (Cost $25,623,945)                                       26,564,502
                                                                                                       ------------
Asset-Backed Securities (1.4%)
   1,234,750   Ford Credit Auto Owner Trust, Ser. 2000-C, Class A4, 7.24%, due
               2/15/04                                                              Aaa       AAA         1,248,854
     776,736   Ford Credit Auto Owner Trust, Ser. 2000-E, Class A4, 6.74%, due
               6/15/04                                                              Aaa       AAA           788,330
     974,463   Nissan Auto Receivables Owner Trust, Ser. 2000-B, Class A3, 7.25%,
               due 4/15/04                                                          Aaa       AAA           983,161
   2,178,911   USAA Auto Owner Trust, Ser. 2001-1, Class A3, 4.69%,
               due 2/15/05                                                          Aaa       AAA         2,206,189
                                                                                                       ------------
               Total Asset-Backed Securities (Cost $5,164,616)                                            5,226,534
                                                                                                       ------------
Corporate Debt Securities (41.9%)
   1,650,000   Abitibi-Consolidated, Inc., Bonds, 8.30%, due 8/1/05                 Ba1       BBB-        1,758,303
   2,000,000   Akzo Nobel, Inc., Guaranteed Notes, 6.00%, due 11/15/03              A2        A-          2,064,470**
   3,000,000   Allstate Corp., Senior Notes, 7.88%, due 5/1/05                      A1        A+          3,353,583
     975,000   American General Finance Corp., Floating Rate Notes, Ser. G, 1.79%,
               due 12/17/04                                                         A1        A+            978,229
   2,000,000   American General Finance Corp., Senior Notes, 5.75%, due 11/1/03     A1        A+          2,061,412
   1,300,000   American Standard, Inc., Senior Notes, 7.13%, due 2/15/03            Ba2       BB+         1,300,000
   1,100,000   AOL Time Warner Inc., Notes, 5.63%, due 5/1/05                       Baa1      BBB+        1,124,846
   1,765,000   AT&T Wireless Services, Inc., Senior Notes, 7.35%, due 3/1/06        Baa2      BBB         1,817,950
   3,500,000   Bank One Corp., Notes, 6.50%, due 2/1/06                             Aa3       A           3,866,180
   2,765,000   Bear Stearns Co., Inc., Floating Rate Notes, 1.70%, due 12/1/03      A2        A           2,766,692
   2,650,000   Bear Stearns Co., Inc., Notes, 6.50%, due 5/1/06                     A2        A           2,928,870
   1,650,000   BellSouth Corp., Notes, 5.00%, due 10/15/06                          Aa3       A+          1,761,769
   3,800,000   Boeing Capital Corp., Senior Notes, 5.65%, due 5/15/06               A3        A+          3,981,712
     680,000   Boyd Gaming Corp., Senior Notes, 9.25%, due 10/1/03                  Ba3       BB-           705,500


See Notes to Schedule of Investments   4

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

Schedule of Investments Limited Maturity Bond Portfolio cont'd
--------------------------------------------------------------

Principal Amount                                                                       Rating[sec]       Market Value+
                                                                                      Moody's   S&P
 $ 1,000,000   Caterpillar Financial Services Corp., Floating Rate Notes, 1.85%,
               due 2/4/04                                                             A2        A+         $1,001,301
   1,800,000   Caterpillar Financial Services Corp., Medium-Term Notes, 7.59%,
               due 12/10/03                                                           A2        A+          1,898,278
   2,200,000   Caterpillar Financial Services Corp., Notes, 6.88%, due 8/1/04         A2        A+          2,364,677
   1,700,000   CBS Corp., Guaranteed Senior Notes, 7.15%, due 5/20/05                 A3        A-          1,857,500
   2,320,000   CIT Group, Inc., Notes, 7.38%, due 3/15/03                             A2        A           2,342,666
   1,900,000   Comcast Cable Communications, Senior Notes, 6.38%,
               due 1/30/06                                                            Baa3      BBB         1,987,953
   2,920,000   Conoco, Inc., Floating Rate Notes, 2.63%, due 4/15/03                  A3        A-          2,925,011
   3,000,000   Countrywide Home Loans, Inc., Guaranteed Medium-Term Notes,
               Ser. J, 5.50%, due 8/1/06                                              A3        A           3,189,915
   2,300,000   Countrywide Home Loans, Inc., Medium-Term Notes, Ser. J, 5.25%,
               due 6/15/04                                                            A3        A           2,392,145
   1,550,000   Cox Communications, Inc., Notes, 7.75%, due 8/15/06                    Baa2      BBB         1,732,204
   1,520,000   Cox Radio, Inc., Notes, 6.25%, due 5/15/03                             Baa3      BBB         1,525,747
   2,800,000   Daimler Chrysler N.A. Holdings Corp., Floating Rate Notes, Ser. C,
               1.65%, due 8/21/03                                                     A3        BBB+        2,793,624
   1,200,000   Dole Foods Co., Inc., Notes, 7.00%, due 5/15/03                        Ba1       BBB-        1,205,753
     570,000   EOP Operating Limited Partnership, Notes, 6.63%, due 2/15/05           Baa1      BBB+          604,278
   1,750,000   Ford Motor Credit Co., Notes, 7.50%, due 6/15/03                       A3        BBB         1,775,907
   2,570,000   General Electric Capital Corp., Medium-Term Notes, Ser. A, 6.75%,
               due 9/11/03                                                            Aaa       AAA         2,663,088
   1,300,000   General Electric Capital Corp., Medium-Term Notes, Ser. A, 6.81%,
               due 11/3/03                                                            Aaa       AAA         1,356,033
   2,000,000   General Electric Capital Corp., Medium-Term Notes, Ser. A, 4.25%,
               due 1/28/05                                                            Aaa       AAA         2,088,916
   1,200,000   General Motors Acceptance Corp., Notes, 5.75%, due 11/10/03            A2        BBB         1,219,889
   5,000,000   General Motors Acceptance Corp., Notes, 6.85%, due 6/17/04             A2        BBB         5,207,150
     700,000   General Motors Acceptance Corp., Notes, 6.13%, due 9/15/06             A2        BBB           711,288
   1,100,000   Halliburton Co., Floating Rate Notes, 1.93%, due 7/16/03               Baa2      BBB         1,072,500
   1,110,000   Hartford Life, Inc., Notes, 6.90%, due 6/15/04                         A2        A-          1,173,811
   2,500,000   Heller Financial, Inc., Notes, 6.00%, due 3/19/04                      Aaa       AAA         2,621,890
   1,650,000   International Lease Finance Corp., Medium-Term Notes, 7.30%, due
               4/28/03                                                                A1        AA-         1,678,458
   3,200,000   International Lease Finance Corp., Medium-Term Notes, Ser. M,
               5.50%, due 6/7/04                                                      A1        AA-         3,306,182
   1,750,000   International Paper Co., Notes, 8.13%, due 7/8/05                      Baa2      BBB         1,958,770
   1,215,000   ITT Corp., Notes, 6.75%, due 11/15/05                                  Ba1       BBB-        1,215,000
   1,285,000   J.P. Morgan Chase & Co., Subordinated Notes, 7.25%, due 6/1/07         A2        A           1,430,880
     720,000   Jones Intercable, Inc., Senior Notes, 8.88%, due 4/1/07                Baa3      BBB           769,056
   2,000,000   Kellogg Co., Notes, 5.50%, due 4/1/03                                  Baa2      BBB         2,015,400
   1,000,000   Kraft Foods, Inc., Notes, 4.63%, due 11/1/06                           A2        A-          1,051,355
   1,850,000   Lear Corp., Guaranteed Senior Notes, Ser. B, 7.96%, due 5/15/05        Ba1       BB+         1,898,563
   2,570,000   Lehman Brothers Holdings, Inc., Medium-Term Notes, Ser. E, 7.00%,
               due 5/15/03                                                            A2        A           2,619,218
   1,500,000   Lehman Brothers Holdings, Inc., Floating Rate Notes, Ser. G, 2.16%,
               due 7/6/04                                                             A2        A           1,500,779
   2,500,000   Masco Corp., Notes, 6.13%, due 9/15/03                                 Baa1      BBB+        2,557,302
   1,300,000   Merrill Lynch & Co., Inc., Notes, 6.00%, due 2/12/03                   Aa3       A+          1,305,789
     420,000   Methanex Corp., Notes, 7.75%, due 8/15/05                              Ba1       BBB-          420,000
   3,850,000   Morgan Stanley Dean Witter & Co., Notes, 5.63%, due 1/20/04            Aa3       A+          4,005,070
     650,000   National Rural Utilities Cooperative Finance Corp., Collateral Trust,
               5.25%, due 7/15/04                                                     A1        A+            678,231
   3,200,000   National Rural Utilities Cooperative Finance Corp., Collateral Trust,
               6.00%, due 5/15/06                                                     A1        A+          3,490,912
   3,100,000   Nationwide Mutual Insurance Co., Notes, 6.50%, due 2/15/04             A2        A-          3,203,515**


See Notes to Schedule of Investments   5

Schedule of Investments Limited Maturity Bond Portfolio cont'd
--------------------------------------------------------------


Principal Amount                                                                   Rating[sec]       Market Value+
                                                                                  Moody's   S&P
 $ 1,035,000   Navistar International Corp., Senior Notes, Ser. B, 7.00%,
               due 2/1/03                                                         Ba3       BB-     $    1,003,950
   2,850,000   Norfolk Southern Corp., Floating Rate Senior Notes, 2.33%,
               due 7/7/03                                                         Baa1      BBB          2,852,499
   3,800,000   Pacific Bell, Notes, 6.25%, due 3/1/05                             Aa3       AA-          4,131,558
   2,820,000   Paine Webber Group, Inc., Notes, 6.45%, due 12/1/03                Aa2       AA+          2,949,088
     454,740   PDVSA Finance Ltd., Notes, 8.75%, due 2/15/04                      Ba1       BB             436,641
   1,470,000   Popular, Inc., Medium-Term Notes, Ser. 3, 6.38%, due 9/15/03       A3        BBB+         1,509,540
   1,500,000   Powergen US Funding LLC, Notes, 4.50%, due 10/15/04                A2        A-           1,545,668
     480,000   Quest Diagnostics, Inc., Senior Notes, 6.75%, due 7/12/06          Baa3      BBB-           523,029
   1,800,000   Raytheon Co., Notes, 6.50%, due 7/15/05                            Baa3      BBB-         1,941,439
     600,000   Royal Caribbean Cruises Ltd., Senior Notes, 8.13%, due 7/28/04     Ba2       BB+            591,000
   1,800,000   Sara Lee Corp., Medium-Term Notes, Ser. B, 6.40%, due 6/9/05       A3        A+           1,973,790
   1,500,000   SCANA Corp., Floating Rate Notes, 2.33%, due 2/1/04                A3        BBB+         1,494,969
   1,000,000   Southern California Edison Co., Variable Rate Notes, 8.95%, due
               11/3/03                                                            Ba3       B+             992,500
   2,500,000   Textron Financial Corp., Floating Rate Medium-Term Notes, Ser. E,
               1.67%, due 6/6/03                                                  A3        A-           2,495,422
     640,000   Thiokol Corp., Senior Notes, 6.63%, due 3/1/08                     A2        A              718,071
     900,000   Time Warner, Inc., Notes, 8.11%, due 8/15/06                       Baa1      BBB+           968,729
   1,815,000   TRW, Inc., Notes, 6.63%, due 6/1/04                                Baa3      BBB-         1,886,413
   2,000,000   Tyson Foods, Inc., Notes, 6.63%, due 10/1/04                       Baa3      BBB          2,126,520
   2,920,000   Verizon Wireless Inc., Floating Rate Notes, 1.81%, due 12/17/03    A3        A+           2,899,379
   1,875,000   Walt Disney Co., Notes, 4.88%, due 7/2/04                          Baa1      BBB+         1,929,394
   3,100,000   Washington Mutual, Inc., Senior Notes, 5.63%, due 1/15/07          A3        BBB+         3,317,443
   1,600,000   Wells Fargo & Co., Notes, 6.63%, due 7/15/04                       Aa2       A+           1,711,610
   2,700,000   Weyerhaeuser Co., Notes, 5.50%, due 3/15/05                        Baa2      BBB          2,826,414
                                                                                                    --------------
               Total Corporate Debt Securities (Cost $152,170,031)                                     156,110,586
                                                                                                    --------------
Repurchase Agreements (0.6%)
   2,410,000   State Street Bank and Trust Co. Repurchase Agreement, 1.20%, due
               1/2/03, dated 12/31/02, Maturity Value $2,410,161, Collateralized by $2,450,000 Freddie Mac, Notes, 3.55%, due 3/26/04 (Collateral
               Value $2,486,106)
               (Cost $2,410,000)                                                                         2,410,000#
                                                                                                    --------------
               Total Investments (98.6%) (Cost $359,973,689)                                           367,498,105##
               Cash, receivables and other assets, less liabilities (1.4%)                               5,117,970
                                                                                                    --------------
               Total Net Assets (100.0%)                                                            $  372,616,075
                                                                                                    --------------


See Notes to Schedule of Investments   6

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

Notes to Schedule of Investments Limited Maturity Bond Portfolio
----------------------------------------------------------------

+ Investment securities of the Fund are valued daily by obtaining bid price quotations from independent pricing services on selected securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the trustees of the Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#    At cost, which approximates market value.

## At December 31, 2002, the cost of investments for U.S. Federal income tax purposes was $360,972,721. Gross unrealized appreciation of investments was $6,741,170 and gross unrealized depreciation of investments was $215,786, resulting in net unrealized appreciation of $6,525,384, based on cost for U.S. Federal income tax purposes.

[sec] Credit ratings are unaudited.

** Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At December 31, 2002, these securities amounted to $5,267,985 or 1.4% of net assets.


See Notes to Financial Statements      7

Statement of Assets and Liabilities
-----------------------------------

                                                                                      ----------------
                                                                                      Limited Maturity
                                                                                                  Bond
Neuberger Berman Advisers Management Trust                                                   Portfolio

Assets
  Investments in securities, at market value* (Note A)-see Schedule of Investments       $ 367,498,105
------------------------------------------------------------------------------------------------------
  Cash                                                                                           5,459
------------------------------------------------------------------------------------------------------
  Interest receivable                                                                        3,705,319
------------------------------------------------------------------------------------------------------
  Receivable for Fund shares sold                                                            2,010,068
------------------------------------------------------------------------------------------------------
  Prepaid expenses and other assets                                                              7,279
======================================================================================================
Total Assets                                                                               373,226,230
======================================================================================================

Liabilities

  Payable for Fund shares redeemed                                                             283,253
------------------------------------------------------------------------------------------------------
  Payable to investment manager (Note B)                                                        73,998
------------------------------------------------------------------------------------------------------
  Payable to administrator (Note B)                                                            118,396
------------------------------------------------------------------------------------------------------
  Accrued expenses and other payables                                                          134,508
======================================================================================================

Total Liabilities                                                                              610,155
======================================================================================================
Net Assets at value                                                                      $ 372,616,075
======================================================================================================
Net Assets consist of:

  Paid-in capital                                                                        $ 366,751,615
------------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                                                13,375,390
------------------------------------------------------------------------------------------------------
  Accumulated net realized gains (losses) on investments                                   (15,035,346)
------------------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) in value of investments                         7,524,416
======================================================================================================
Net Assets at value                                                                      $ 372,616,075
======================================================================================================
Shares Outstanding ($.001 par value; unlimited shares authorized)                           27,605,897
======================================================================================================
Net Asset Value, offering and redemption price per share                                 $       13.50
======================================================================================================
*Cost of Investments                                                                     $ 359,973,689
======================================================================================================


See Notes to Financial Statements      8

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST FOR THE YEAR ENDED DECEMBER 31, 2002

Statement of Operations
-----------------------

                                                                    ----------------
                                                                    Limited Maturity
                                                                                Bond
Neuberger Berman Advisers Management Trust                                 Portfolio

Investment Income
Interest income                                                         $ 15,545,061
====================================================================================
Expenses:

Investment management fee (Note B)                                           814,837
------------------------------------------------------------------------------------
Administration fee (Note B)                                                1,303,738
------------------------------------------------------------------------------------
Auditing fees                                                                 55,346
------------------------------------------------------------------------------------
Custodian fees (Note B)                                                      133,213
------------------------------------------------------------------------------------
Insurance expense                                                              4,511
------------------------------------------------------------------------------------
Legal fees                                                                    42,254
------------------------------------------------------------------------------------
Shareholder reports                                                           76,800
------------------------------------------------------------------------------------
Trustees' fees and expenses                                                   35,659
------------------------------------------------------------------------------------
Miscellaneous                                                                  6,151
====================================================================================
Total expenses                                                             2,472,509

Expenses reduced by custodian fee expense offset arrangement (Note B)           (847)
====================================================================================
Total net expenses                                                         2,471,662
====================================================================================
Net investment income (loss)                                              13,073,399
====================================================================================
Realized and Unrealized Gain (Loss) on Investments

Net realized gain (loss) on investment securities sold                     1,464,693
------------------------------------------------------------------------------------
Net realized gain (loss) on foreign currency transactions (Note A)           366,010
------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) in value of:

   Investment securities (Note A)                                          2,065,078
   ---------------------------------------------------------------------------------
   Foreign currency (Note A)                                                   2,570
   =================================================================================
Net gain (loss) on investments                                             3,898,351
====================================================================================
Net increase (decrease) in net assets resulting from operations         $ 16,971,750
====================================================================================

See Notes to Financial Statements      9

Statement of Changes in Net Assets
----------------------------------

                                                                           Limited Maturity Bond Portfolio
                                                                          ---------------------------------
Neuberger Berman Advisers Management Trust                                     Year Ended December 31,
                                                                               2002               2001
Increase (Decrease) in Net Assets:

From Operations:

Net investment income (loss)                                             $   13,073,399      $   14,100,115
-----------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                       1,830,703           1,218,081
-----------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments           2,067,648           4,651,852
===========================================================================================================
Net increase (decrease) in net assets resulting from operations              16,971,750          19,970,048
===========================================================================================================
Distributions to Shareholders From:

Net investment income                                                       (14,469,639)        (13,222,783)
===========================================================================================================
From Fund Share Transactions:

Proceeds from shares sold                                                   272,393,553         201,889,711
-----------------------------------------------------------------------------------------------------------
Proceeds from reinvestment of dividends and distributions                    14,469,639          13,222,783
-----------------------------------------------------------------------------------------------------------
Payments for shares redeemed                                               (209,575,341)       (143,450,816)
===========================================================================================================
Net increase (decrease) from Fund share transactions                         77,287,851          71,661,678
===========================================================================================================
Net Increase (Decrease) in Net Assets                                        79,789,962          78,408,943

Net Assets:

Beginning of year                                                           292,826,113         214,417,170
===========================================================================================================
End of year                                                              $  372,616,075      $  292,826,113
===========================================================================================================
Accumulated undistributed net investment income (loss) at end of year    $   13,375,390      $   13,911,078
===========================================================================================================
Number of Fund Shares:

Sold                                                                         20,590,727          15,328,348
-----------------------------------------------------------------------------------------------------------
Issued on reinvestment of dividends and distributions                         1,119,075           1,038,710
-----------------------------------------------------------------------------------------------------------
Redeemed                                                                    (15,847,615)        (10,884,512)
===========================================================================================================
Net increase (decrease) in shares outstanding                                 5,862,187           5,482,546
===========================================================================================================


See Notes to Financial Statements      10

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

Notes to Financial Statements Limited Maturity Bond Portfolio
-------------------------------------------------------------

     Note A--Summary of Significant Accounting Policies:

1 General: Limited Maturity Bond Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of eleven separate operating series (the "Funds") each of which (except Focus Portfolio) is diversified. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The Fund offers Class I shares. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.

     The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3 Foreign currency translation: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.

4 Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, including accretion of original issue discount, where applicable, and accretion of market discount on long-term bonds and short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations.

5. Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward foreign currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund. The Fund has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Fund could be exposed to risks if a counterparty to a contract were unable to meet the terms of its contract or if the value of the foreign currency changes unfavorably. The U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund is determined using forward foreign currency exchange rates supplied by an independent pricing service.

Notes to Financial Statements Limited Maturity Bond Portfolio cont'd
--------------------------------------------------------------------

6 Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against changes in securities prices resulting from changes in prevailing interest rates. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid securities, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

     Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.

     For U.S. Federal income tax purposes, the futures transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund. Also, the Fund's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Fund's taxable income.

     During the year ended December 31, 2002, the Fund did not enter into any financial futures contracts.

7 Federal income taxes: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

8 Dividends and distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Income dividends and distributions from net realized capital gains, if any, will be distributed in September. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($296,579, $1,871,355, $2,478,607, $3,975,890, and $6,386,624 expiring in
     2004, 2005, 2006, 2007, and 2008, respectively, determined as of December 31, 2002), it is the policy of the Fund not to distribute such gains.

     The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

     tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statement of Assets and Liabilities.

     The tax character of distributions paid during the years ended December 31, 2002 and 2001 were as follows:

     Distributions Paid From:

                    Ordinary Income                    Total
                  2002           2001           2002           2001
              $14,469,639    $13,222,783    $14,469,639    $13,222,783

     As of December 31, 2002, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

                             Unrealized            Loss
         Undistributed     Appreciation   Carryforwards
       Ordinary Income   (Depreciation)   and Deferrals        Total
           $14,348,131       $6,525,384   $(15,009,055)   $5,864,460

     The difference between book basis and tax basis is attributable primarily to the tax deferral of losses on wash sales, the amortization of bond premium for book purposes, foreign bond bifurcation, and the realization for tax purposes of unrealized gain (loss) on certain forward foreign currency contracts.

9 Foreign taxes: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.

10 Expense allocation: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

11 Repurchase agreements: The Fund may enter into repurchase agreements with institutions that the Fund's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Fund under each such repurchase agreement.

     Note B--Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions With Affiliates:

     Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.

     The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500

Notes to Financial Statements Limited Maturity Bond Portfolio cont'd
--------------------------------------------------------------------

     million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.

     The Fund retains Management as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.40% of the Fund's average daily net assets.

     The trustees of the Trust adopted a non-fee distribution plan for the Fund.

     Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

     Management has contractually undertaken through April 30, 2005 to reimburse the Fund for its operating expenses (excluding the fees payable to Management, interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) ("Operating Expenses") which exceed, in the aggregate, 1.00% per annum of the Fund's average daily net assets (the "Expense Limitation"). For the year ended December 31, 2002, no reimbursement to the Fund was required. The Fund has agreed to repay Management through December 31, 2008 for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its Expense Limitation, and the repayment is made within three years after the year in which Management issued the reimbursement. During the year ended December 31, 2002, there was no reimbursement to Management. At December 31, 2002, the Fund has no liability to Management under the agreement.

     Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Fund, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or trustees of the Trust are also employees of Neuberger and/or Management.

     The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $847.

     Note C--Securities Transactions:

     During the year ended December 31, 2002, there were purchase and sale transactions (excluding short-term securities and forward foreign currency contracts) of $464,482,020 and $371,945,382, respectively.

     During the year ended December 31, 2002, the Fund had entered into various contracts to deliver currencies at specified future dates. At December 31, 2002, there were no open contracts.

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

     Note D--Line of Credit:

     At December 31, 2002, the Fund was a participant in a single committed, unsecured $200,000,000 line of credit with State Street, to be used only for temporary or emergency purposes. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.50% per annum. A facility fee of 0.10% per annum of the available line of credit is charged, of which the Fund has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. No compensating balance is required. Other investment companies managed by Management also participate in this line of credit on the same terms. Because several investment companies participate, there is no assurance that the Fund will have access to the entire $200,000,000 at any particular time. The Fund had no loans outstanding pursuant to this line of credit at December 31, 2002, nor had the Fund utilized this line of credit at any time prior to that date.

Financial Highlights Limited Maturity Bond Portfolio+
-----------------------------------------------------

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements.++

                                                                                 Year Ended December 31,
                                                               ----------------------------------------------------------
                                                                 2002         2001         2000        1999        1998
Net Asset Value, Beginning of Year                             $  13.47    $   13.19     $  13.24    $  13.82    $  14.12
                                                               --------    ---------     --------    --------    --------
Income From Investment Operations
Net Investment Income (Loss)                                        .53          .74Y         .77         .77         .80
Net Gains or Losses on Securities (both realized
and unrealized)                                                     .16          .37Y         .07        (.58)       (.21)
                                                               --------    ---------     --------    --------    --------
Total From Investment Operations                                    .69          1.11         .84         .19         .59
                                                               --------    ---------     --------    --------    --------
Less Distributions
From Net Investment Income                                         (.66)        (.83)        (.89)       (.77)       (.89)
                                                               --------    ---------     --------    --------    --------
Net Asset Value, End of Year                                   $  13.50    $   13.47     $  13.19    $  13.24    $  13.82
                                                               --------    ---------     --------    --------    --------
Total Return++                                                    +5.34%       +8.78%       +6.78%      +1.48%      +4.39%

Ratios/Supplemental Data
Net Assets, End of Year (in millions)                          $  372.6    $   292.8     $  214.4    $  248.4    $  277.3
Ratio of Gross Expenses to Average Net Assets#                      .76%         .73%         .76%        .76%        .76%
Ratio of Net Expenses to Average Net Assets                         .76%         .73%         .76%        .76%        .76%
Ratio of Net Investment Income (Loss) to Average Net Assets        4.01%        5.63%Y       5.93%       5.81%       5.83%
Portfolio Turnover Rate                                             120%          89%         109%        139%         44%


See Notes to Financial Highlights      16

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

Notes to Financial Highlights Limited Maturity Bond Portfolio
-------------------------------------------------------------

+ The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of AMT Limited Maturity Bond Investment's income and expenses through April 30, 2000 under the prior master/feeder fund structure.

++ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

++ The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.

Y For fiscal years ended after December 31, 2000, funds are required by the American Institute of Certified Public Accountants to amortize premiums and discounts on fixed income securities. Accordingly, for the year ended December 31, 2001, the per share amounts and ratios shown decreased or increased as follows:

                                                       Year Ended December 31,
                                                                          2001
  Net Investment Income                                                   (.02)
  Net Gains or Losses on Securities                                        .02
  Ratio of Net Investment Income to Average Net Assets                    (.11%)

Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees of
Neuberger Berman Advisers Management Trust and
Shareholders of Limited Maturity Bond Portfolio

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Limited Maturity Bond Portfolio, one of the series constituting the Neuberger Berman Advisers Management Trust (the "Trust"), as of December 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Limited Maturity Bond Portfolio of Neuberger Berman Advisers Management Trust at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                   ERNST & YOUNG LLP

Boston, Massachusetts
February 6, 2003

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

Trustees and Officers (Unaudited)
---------------------------------

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman. The Statement of Additional Information includes additional information about fund trustees and is available upon request, without charge, by calling (800) 877-9700.

Information about the Board of Trustees

--------------------------------------------------------------------------------------------------------------------------------
                                                                                    Number of                  Other
                          Position                                                Portfolios in            Directorships
                         and Length                                                Fund Complex            Held Outside
       Name, Age,          of Time                    Principal                    Overseen by             Fund Complex
    and Address (1)      Served (2)               Occupation(s) (3)                  Trustee                by Trustee
--------------------------------------------------------------------------------------------------------------------------------
John Cannon (73)        Trustee      Consultant. Formerly, Chairman and                34        Independent Trustee or
                        since        Chief Investment Officer, CDC Capital                       Director of three series of
                        2000         Management (registered investment                           Oppenheimer Funds: Limited
                                     adviser) (1993-Jan. 1999); prior thereto,                   Term New York Municipal
                                     President and Chief Executive Officer,                      Fund, Rochester Fund
                                     AMA Investment Advisors, an affiliate                       Municipals, and Oppenheimer
                                     of the American Medical Association.                        Convertible Securities Fund,
                                                                                                 since 1992.
--------------------------------------------------------------------------------------------------------------------------------
Faith Colish (67)       Trustee      Counsel to Carter Ledyard & Milburn               34        Director, American Bar
                        since        LLP since October 2002; prior thereto,                      Retirement Association
                        1984         Attorney at Law and President, Faith                        (ABRA) since 1997 (not-for-
                                     Colish, A Professional Corporation; 1980                    profit membership association).
                                     to 2002.
--------------------------------------------------------------------------------------------------------------------------------
Walter G. Ehlers (69)   Trustee      Consultant; Retired President and                 34
                        since        Director, Teachers Insurance & Annuity
                        1989         (TIAA) and College Retirement
                                     Equities Fund (CREF).
--------------------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (65)     Trustee      Consultant, C. A. Harvey Associates,              34        Member, Individual Investors
                        since        since June 2001; Director, AARP, 1978                       Advisory Committee to the
                        1998         to December 2000.                                           New York Stock Exchange
                                                                                                 Board of Directors, 1998 to
                                                                                                 June 2002; President, Board of
                                                                                                 Associates to The National
                                                                                                 Rehabilitation Hospital's Board
                                                                                                 of Directors since 2002;
                                                                                                 Member, American Savings
                                                                                                 Education Council's Policy
                                                                                                 Board (ASEC), 1998-2000;
                                                                                                 Member, Executive Committee,
                                                                                                 Crime Prevention Coalition of
                                                                                                 America, 1997-2000.
--------------------------------------------------------------------------------------------------------------------------------

Trustees and Officers (Unaudited) cont'd
----------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                    Number of                  Other
                           Position                                               Portfolios in            Directorships
                          and Length                                               Fund Complex             Held Outside
       Name, Age,           of Time                    Principal                   Overseen by              Fund Complex
     and Address (1)      Served (2)               Occupation(s) (3)                 Trustee                 by Trustee
--------------------------------------------------------------------------------------------------------------------------------
Barry Hirsch (69)        Trustee      Senior Counsel, Loews Corporation                34
                         since        (diversified financial corporation) since
                         2000         May 2002; prior thereto, Senior Vice
                                      President, Secretary and General
                                      Counsel, Loews Corporation.
--------------------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh (75)    Trustee      Professor of Finance and Economics,              34        Director, Delaware Labs
                         since        Stern School of Business, New York                         (cosmetics), since 1978.
                         2000         University.
--------------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (65)    Trustee      Retired. Formerly, Vice President and            34        Director, WHX Corporation
                         since        Special Counsel, WHX Corporation                           (holding company) since August
                         1999         (holding company); 1993-2001.                              2002; Director, WebFinancial
                                                                                                 Corporation (holding company)
                                                                                                 since December 2002; Director,
                                                                                                 State Theatre of New Jersey
                                                                                                 (not-for-profit theater), since
                                                                                                 2000; Formerly, Director, Kevlin
                                                                                                 Corporation (manufacturer of
                                                                                                 microwave and other products).
--------------------------------------------------------------------------------------------------------------------------------
John P. Rosenthal (70)   Trustee      Senior Vice President, Burnham                   34        Director, 92nd Street Y (non-
                         since        Securities Inc. (a registered broker-                      profit), since 1967; Formerly,
                         2000         dealer) since 1991.                                        Director, Cancer Treatment
                                                                                                 Holdings, Inc.
--------------------------------------------------------------------------------------------------------------------------------
William E. Rulon (70)    Trustee      Retired. Senior Vice President,                  34        Director, Pro-Kids Golf and
                         since        Foodmaker, Inc. (operator and franchiser                   Learning Academy (teach golf
                         2000         of restaurants) until January 1997.                        and computer usage to "at risk"
                                                                                                 children), since 1998; Director,
                                                                                                 Prandium, Inc. (restaurants),
                                                                                                 from March 2001 until July 2002.
--------------------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan (71)   Trustee      Founding General Partner, Oxford                 34        Director, Capital Cash
                         since        Partners and Oxford Bioscience Partners                    Management Trust (money
                         2000         (venture capital partnerships) and                         market fund), Narragansett
                                      President, Oxford Venture Corporation.                     Insured Tax-Free Income Fund,
                                                                                                 Rocky Mountain Equity Fund,
                                                                                                 Prime Cash Fund, several
                                                                                                 private companies and
                                                                                                 QuadraMed Corporation
                                                                                                 (NASDAQ).
--------------------------------------------------------------------------------------------------------------------------------

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Number of              Other
                          Position                                                 Portfolios in        Directorships
                         and Length                                                Fund Complex         Held Outside
    Name, Age,             of Time                   Principal                      Overseen by         Fund Complex
  and Address (1)        Served (2)              Occupation(s) (3)                    Trustee            by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Tom Decker Seip (52)       Trustee       General Partner, Seip Investments LP (a         34        Director, H&R Block, Inc.
                           since         private investment partnership);                          (financial services company),
                           2000          President and CEO, Westaff, Inc.                          since May 2001; Director,
                                         (temporary staffing), May 2001 to                         General Magic (voice
                                         January 2002; Senior Executive at the                     recognition software), since
                                         Charles Schwab Corporation from 1983                      November 2001; Director,
                                         to 1999; including Chief Executive                        Forward Management, Inc.
                                         Officer, Charles Schwab Investment                        (asset management), since 2001;
                                         Management, Inc. and Trustee, Schwab                      Director, E-Finance
                                         Family of Funds and Schwab                                Corporation (credit decisioning
                                         Investments from 1997 to 1998;                            services), since 1999; Director,
                                         Executive Vice President--Retail                          Save-Daily.com (micro
                                         Brokerage, Charles Schwab Investment                      investing services), since 1999;
                                         Management from 1994 to 1997.                             Formerly, Director, Offroad
                                                                                                   Capital Inc. (pre-public internet
                                                                                                   commerce company).
------------------------------------------------------------------------------------------------------------------------------------
Candace L. Straight (55)   Trustee       Private investor and consultant                 34        Director, Providence
                           since         specializing in the insurance industry;                   Washington (property and
                           1999          Advisory Director, Securitas Capital                      casualty insurance company),
                                         LLC (a global private equity investment                   since December 1998; Director,
                                         firm dedicated to making investments in                   Summit Global Partners
                                         the insurance sector).                                    (insurance brokerage firm), since
                                                                                                   October 2000.
------------------------------------------------------------------------------------------------------------------------------------
Peter P. Trapp (58)        Trustee       Regional Manager for Atlanta Region,            34
                           since         Ford Motor Credit Company since
                           1984          August 1997; prior thereto, President,
                                         Ford Life Insurance Company, April
                                         1995 until August 1997.
------------------------------------------------------------------------------------------------------------------------------------

Trustees and Officers (Unaudited) cont'd
----------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Number of                  Other
                               Position                                              Portfolios in            Directorships
                              and Length                                              Fund Complex            Held Outside
      Name, Age,               of Time                 Principal                      Overseen by             Fund Complex
    and Address (1)           Served (2)           Occupation(s) (3)                    Trustee                by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Michael M. Kassen* (4) (49)   President     Executive Vice President and Chief             34        Executive Vice President, Chief
                              and Trustee   Investment Officer, Neuberger Berman                     Investment Officer and
                              since 2000    since 1999; Executive Vice President and                 Director, Neuberger Berman
                                            Chief Investment Officer, NB                             Inc. (holding company) since
                                            Management from November 1999 to                         1999; Chairman since May
                                            May 2000; Vice President, NB                             2000 and Director, NB
                                            Management from 1990 until 1999;                         Management since April 1996.
                                            Partner or Principal, Neuberger Berman
                                            from 1993.
------------------------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien* (74)       Trustee       Member, Investment Policy Committee,           34        Director, Legg Mason, Inc.
                              since 2000    Edward Jones, 1993-2001; President,                      (financial services holding
                                            Securities Industry Association ("SIA")                  company), since 1993; Director,
                                            (securities industry's representative in                 Boston Financial Group (real
                                            government relations and regulatory                      estate and tax shelters), 1993-
                                            matters at the federal and state levels),                1999.
                                            1974-1992; Adviser to SIA, November
                                            1992-November 1993.
------------------------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin* (5) (62)      President     Executive Vice President and Chief             34        Director, Dale Carnegie &
                              and Trustee   Investment Officer, Neuberger Berman                     Associates, Inc. (private
                              since         since 2002 and 2003, respectively;                       company) since 1998; Director,
                              December      Director, NB Management since 2002;                      Emagin Corp. (public company)
                              2002          Executive Vice President, Citigroup                      since 1997; Director, Solbright
                                            Investments, Executive Vice President,                   Inc. (private company) since
                                            Travelers Group, Inc. and Senior Vice                    1998; Director, Infogate Corp.
                                            President, Tribeca Investments, LLC                      (private company) since 1997;
                                            from 1996 to 2002.                                       Director, Broadway Television
                                                                                                     Network (private company)
                                                                                                     since 2000.
------------------------------------------------------------------------------------------------------------------------------------

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           Number of                Other
                                 Position                                                Portfolios in          Directorships
                                and Length                                                Fund Complex          Held Outside
       Name, Age,                of Time                         Principal                Overseen by           Fund Complex
     and Address (1)            Served (2)                   Occupation(s) (3)              Trustee              by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Peter E. Sundman* (43)  Chairman of the Board,   Executive Vice President, Neuberger          34       Executive Vice President and
                        Chief Executive Officer  Berman since 1999; Principal, Neuberger               Director, Neuberger Berman
                        and Trustee since 2000;  Berman from 1997 until 1999; Senior                   Inc. (holding company) since
                        President and Chief      Vice President, NB Management from                    1999; President and Director,
                        Executive Officer from   1996 until 1999.                                      NB Management since 1999;
                        1998 to 2000.                                                                  Director and Vice President,
                                                                                                       Neuberger & Berman Agency,
                                                                                                       Inc. since 2000.
------------------------------------------------------------------------------------------------------------------------------------

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation;
     (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(4)  Resigned as trustee effective December 12, 2002.

(5)  Serves as trustee effective December 12, 2002.

* Indicates a trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolios and other funds for which NB Management serves as investment manager.

Trustees and Officers (Unaudited) cont'd
----------------------------------------

Information about the Officers of the Trust

                                           Position and
  Name, Age, and Address (1)        Length of Time Served(2)                     Principal Occupation(s) (3)
---------------------------------------------------------------------------------------------------------------------------
 Claudia A. Brandon (46)         Secretary since 1985             Vice President, Neuberger Berman since 2002 and
                                                                  employee since 1999; Vice President--Mutual Fund Board
                                                                  Relations, NB Management since 2000; Vice President,
                                                                  NB Management from 1986 to 1999; Secretary, seven
                                                                  registered investment companies for which NB
                                                                  Management acts as investment manager and
                                                                  administrator (four since 2002).

 Robert Conti (46)               Vice President since 2000        Senior Vice President, Neuberger Berman since 2003; Vice
                                                                  President, Neuberger Berman from 1999 until 2003;
                                                                  Senior Vice President, NB Management since 2000;
                                                                  Controller, NB Management until 1996; Treasurer, NB
                                                                  Management from 1996 until 1999; Vice President, seven
                                                                  registered investment companies for which NB
                                                                  Management acts as investment manager and
                                                                  administrator (three since 2000 and four since 2002).

 Stacy Cooper-Shugrue (4) (39)   Assistant Secretary since 1990   Vice President--Mutual Fund Board Relations of NB
                                                                  Management since February 25, 2002; Employee of
                                                                  Neuberger Berman since 1999; Assistant Vice President of
                                                                  NB Management from 1993 to 1999; Assistant Secretary
                                                                  of two other mutual funds for which NB Management acts
                                                                  as investment manager and administrator and of three
                                                                  other registered investment companies since 2002.

 Brian J. Gaffney (49)           Vice President since 2000        Managing Director, Neuberger Berman since 1999; Senior
                                                                  Vice President, NB Management since 2000; Vice
                                                                  President, NB Management from 1997 until 1999; Vice
                                                                  President, seven registered investment companies for which
                                                                  NB Management acts as investment manager and
                                                                  administrator (three since 2000 and four since 2002).

 Sheila R. James (37)            Assistant Secretary since 2002   Employee, Neuberger Berman since 1999; Employee, NB
                                                                  Management from 1991 to 1999; Assistant Secretary,
                                                                  seven registered investment companies for which NB
                                                                  Management acts as investment manager and
                                                                  administrator since 2002.

 John M. McGovern (32)           Assistant Treasurer since 2002   Employee, NB Management since 1993; Assistant
                                                                  Treasurer, seven registered investment companies for which
                                                                  NB Management acts as investment manager and
                                                                  administrator since 2002.

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

                                         Position and
 Name, Age, and Address (1)        Length of Time Served(2)                       Principal Occupation(s) (3)
---------------------------------------------------------------------------------------------------------------------------
 Barbara Muinos (44)         Treasurer and Principal Financial    Vice President, Neuberger Berman since 1999; Assistant
                             and Accounting Officer since 2002;   Vice President, NB Management from 1993 to 1999;
                             prior thereto, Assistant Treasurer   Treasurer and Principal Financial and Accounting Officer,
                             since 1996                           seven registered investment companies for which NB
                                                                  Management acts as investment manager and
                                                                  administrator since 2002; Assistant Treasurer of three
                                                                  registered investment companies for which NB
                                                                  Management acts as investment manager and
                                                                  administrator from 1996 until 2002.

 Frederic B. Soule (56)      Vice President since 2000            Senior Vice President, Neuberger Berman since 2003; Vice
                                                                  President, Neuberger Berman from 1999 until 2003; Vice
                                                                  President, NB Management from 1995 until 1999; Vice
                                                                  President, seven registered investment companies for which
                                                                  NB Management acts as investment manager and
                                                                  administrator (three since 2000 and four since 2002).

 Trani Wyman (33)            Assistant Treasurer since 2002       Employee, NB Management since 1991; Assistant
                                                                  Treasurer, seven registered investment companies for which
                                                                  NB Management acts as investment manager and
                                                                  administrator since 2002.

-------------
(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(4)  Resigned as officer effective January 15, 2003.